SEGMENT REPORTING, Reportable Segment Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2023 Segment	Mar. 31, 2023 USD ($) Segment	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Segment Reporting of Reportable Segments [Abstract]
Number of business segment | Segment		2
Reportable Segment Information [Abstract]
Net sales		$ 2,067,718	$ 1,821,019	$ 1,568,323
Gross profit		517,524	460,982	393,554
Operating Expenses		351,362	313,666	287,219
Operating income		166,162	147,316	106,335
Other income (expense), net		(3,188)	(432)	571
Earnings before tax		162,974	146,884	106,906
Depreciation and amortization		13,709	14,646	13,951
Interest and financing costs		4,133	1,903	2,005
Selected Financial Data - Statement of Cash Flow [Abstract]
Purchases of property, equipment and operating lease equipment		9,380	23,182	11,513
Subsequent Event [Member]
Segment Reporting of Reportable Segments [Abstract]
Number of business segment | Segment	4
Technology Segment [Member]
Reportable Segment Information [Abstract]
Net sales		2,015,245	1,733,036	1,507,954
Technology Segment [Member] | Subsequent Event [Member]
Segment Reporting of Reportable Segments [Abstract]
Number of business segment | Segment	3
Product Segment [Member]
Reportable Segment Information [Abstract]
Net sales		1,750,802	1,492,411	1,305,789
Professional Services Segment [Member]
Reportable Segment Information [Abstract]
Net sales		151,785	146,747	125,106
Managed Services Segment [Member]
Reportable Segment Information [Abstract]
Net sales		112,658	93,878	77,059
Financing Segment [Member]
Reportable Segment Information [Abstract]
Net sales		52,473	87,983	60,369
Operating Segments [Member] | Technology Segment [Member]
Reportable Segment Information [Abstract]
Net sales		2,015,245	1,733,036	1,507,954
Gross profit		474,490	408,153	346,235
Operating Expenses		334,380	299,153	270,570
Operating income		140,110	109,000	75,665
Depreciation and amortization		13,598	14,535	13,839
Interest and financing costs		2,897	928	521
Selected Financial Data - Statement of Cash Flow [Abstract]
Purchases of property, equipment and operating lease equipment		7,693	4,951	4,752
Operating Segments [Member] | Product Segment [Member]
Reportable Segment Information [Abstract]
Net sales		1,750,802	1,492,411	1,305,789
Gross profit		380,741	316,622	269,162
Operating Segments [Member] | Professional Services Segment [Member]
Reportable Segment Information [Abstract]
Net sales		151,785	146,747	125,106
Gross profit		61,594	63,384	55,202
Operating Segments [Member] | Managed Services Segment [Member]
Reportable Segment Information [Abstract]
Net sales		112,658	93,878	77,059
Gross profit		32,155	28,147	21,871
Operating Segments [Member] | Financing Segment [Member]
Reportable Segment Information [Abstract]
Net sales		52,473	87,983	60,369
Gross profit		43,034	52,829	47,319
Operating Expenses		16,982	14,513	16,649
Operating income		26,052	38,316	30,670
Depreciation and amortization		111	111	112
Interest and financing costs		1,236	975	1,484
Selected Financial Data - Statement of Cash Flow [Abstract]
Purchases of property, equipment and operating lease equipment		$ 1,687	$ 18,231	$ 6,761